Related Party and Party-In-Interest Transactions (Details) - EBP 001 - STMicroelectronics N.V. stock fund - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, number of shares (in shares)	283,071	311,152
EBP, investment, cost	$ 6,476,290	$ 7,130,504